Subsequent Events - Additional Information (Detail) $ in Millions, $ in Billions	Aug. 17, 2021 USD ($)	Aug. 17, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Major growth investment commitments			$ 2,469	$ 2,585
Property, plant and equipment			$ 73,813	$ 72,362	$ 68,041
Proposed Merger of Petroleum Assets with Woodside [Member] | Petroleum [member]
Disclosure of non-adjusting events after reporting period [line items]
Property, plant and equipment	$ 11,900
Closure and rehabilitation provisions	$ 3,900
Proposed Merger of Petroleum Assets with Woodside [Member] | Petroleum [member] | Woodside [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest held In merged entity	52.00%	52.00%
Proposed Merger of Petroleum Assets with Woodside [Member] | Petroleum [member] | BHP Group [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest held In merged entity	48.00%	48.00%
Jansen Stage 1 Potash Project [Member]
Disclosure of non-adjusting events after reporting period [line items]
Major growth investment commitments	$ 5,700	$ 7.5